EXCHANGE PLACE ADVISORS TRUST
(formerly, North Square Investments Trust)

NORTH SQUARE ADVISORY RESEARCH SMALL CAP VALUE FUND

Class I: ADVGX

(the “Fund”)

Supplement dated February 27, 2025 to the Fund’s
Summary Prospectus, Prospectus and Statement of Additional Information,
each dated February 28, 2024, as supplemented

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Fund Name Change

The Board of Trustees of Exchange Place Advisors Trust (the “Trust”) has approved a change to the Fund’s name from “North Square Advisory Research Small Cap Value Fund” to “North Square Select Small Cap Fund” effective February 28, 2025.

No changes to the Fund’s investment objective, principal investment strategies, investment sub-adviser or portfolio managers are being made in connection with the Fund’s name change.

Please retain this Supplement for future reference.